Supplemental Cash Flow Information and Non-Cash Activities (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information and Non Cash Activities

	2013		2014		2015
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	~~W~~	2,373	~~W~~	1,344	~~W~~	1,279
Interest paid		24		11		4
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	~~W~~	1,922	~~W~~	1,242	~~W~~	940
Reclassification of prepayment to intangible assets		1,361		31		6